UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027
           -----------------------------------------------------

Form 13F File Number: 28-28-07004
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

 /s/ Thomas M. Motte                     Houston, TX                  11/13/2008
-----------------------                  -----------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            74
                                         ------------
Form 13F Information Table Value Total:  $207,631,882
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Exxon Mobil                    COM              30231g102 12350891  159038          Sole             Sole      0    0
Berkshire Hathaway Cl B        COM              084670207  8447190    1922          Sole             Sole      0    0
Procter & Gamble               COM              742718109  8293110  119000          Sole             Sole      0    0
Pepsico                        COM              713448108  7479857  104951          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  6787292   97969          Sole             Sole      0    0
Microsoft                      COM              594918104  6681974  250355          Sole             Sole      0    0
Cisco                          COM              17275R102  6641821  294407          Sole             Sole      0    0
Wells Fargo                    COM              949746101  6569251  175040          Sole             Sole      0    0
Wal-Mart                       COM              931142103  6500161  108535          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  6308039  119380          Sole             Sole      0    0
Diageo PLC                     COM              25243q205  6058647   87985          Sole             Sole      0    0
3M                             COM              88579Y101  5990103   87690          Sole             Sole      0    0
American Express               COM              025816109  5278077  148972          Sole             Sole      0    0
Halliburton                    COM              406216101  5197461  160465          Sole             Sole      0    0
Sempra Energy                  COM              816851109  4972253   98519          Sole             Sole      0    0
Medtronic                      COM              585055106  4409100   88006          Sole             Sole      0    0
Tyco Electronics               COM              g9144p105  4148170  149970          Sole             Sole      0    0
Mattel                         COM              577081102  4123222  228560          Sole             Sole      0    0
General Electric               COM              369604103  4010232  157264          Sole             Sole      0    0
Vodafone PLC ADR               COM              92857w209  3875743  175373          Sole             Sole      0    0
WellPoint                      COM              94973v107  3662558   78310          Sole             Sole      0    0
Texas Instruments              COM              882508104  3588457  166905          Sole             Sole      0    0
Key Energy Services            COM              492914106  3483654  300315          Sole             Sole      0    0
Applied Biosystems             COM              038149100  3456338  100915          Sole             Sole      0    0
Franklin Electric              COM              353514102  3426429   76912          Sole             Sole      0    0
Qualcomm                       COM              747525103  3317284   77200          Sole             Sole      0    0
Coca Cola                      COM              191216100  3144244   59460          Sole             Sole      0    0
Sysco                          COM              871829107  3096565  100440          Sole             Sole      0    0
Rogers                         COM              775109200  2998912   90220          Sole             Sole      0    0
Dow                            COM              260543103  2851937   89740          Sole             Sole      0    0
Calamos                        COM              12811r104  2819658  157347          Sole             Sole      0    0
BB&T                           COM              054937107  2774520   73400          Sole             Sole      0    0
Nokia ADR                      COM              654902204  2659956  142625          Sole             Sole      0    0
Joy Global                     COM              481165108  2548153   56450          Sole             Sole      0    0
Stryker                        COM              863667101  2455554   39415          Sole             Sole      0    0
Altera                         COM              021441100  2213070  107015          Sole             Sole      0    0
Applied Materials              COM              038222105  2113464  139687          Sole             Sole      0    0
CVS                            COM              126650100  2091800   62145          Sole             Sole      0    0
AES                            COM              00130h105  2050729  175426          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  1649815   97680          Sole             Sole      0    0
Schlumberger                   COM              806857108  1610215   20620          Sole             Sole      0    0
St Jude Medical                COM              790849103  1521715   34990          Sole             Sole      0    0
Arch Coal                      COM              039380100  1350627   41065          Sole             Sole      0    0
Bruker                         COM              116794108  1349715  101254          Sole             Sole      0    0
Goldman Sachs                  COM              38141g104  1341696   10482          Sole             Sole      0    0
Franklin Resources             COM              354613101  1307408   14835          Sole             Sole      0    0
Nabors Industries              COM              G6359f103  1282134   51450          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  1248943  147455          Sole             Sole      0    0
Google Cl A                    COM              38259p508  1172322    2927          Sole             Sole      0    0
Symantec                       COM              871503108  1115374   56965          Sole             Sole      0    0
Calpine                        COM              131347304  1089205   83785          Sole             Sole      0    0
EOG Resources                  COM              26875p101  1014029   11335          Sole             Sole      0    0
Tractor Supply                 COM              892356106  1002261   23835          Sole             Sole      0    0
Royal Dutch Shell Cl-A ADR     COM              780259206   983991   16675          Sole             Sole      0    0
UnitedHealth Group             COM              91324p102   938414   36960          Sole             Sole      0    0
Hershey                        COM              427866108   847144   21425          Sole             Sole      0    0
Carbo Ceramics                 COM              140781105   833501   16150          Sole             Sole      0    0
Greenlight Capital             COM              G4095J109   800258   34809          Sole             Sole      0    0
Metabolix                      COM              591018809   660785   60734          Sole             Sole      0    0
Wesco Financial                COM              950817106   634746    1778          Sole             Sole      0    0
Waters                         COM              941848103   483766    8315          Sole             Sole      0    0
US Bancorp                     COM              902973304   479066   13300          Sole             Sole      0    0
HCC Insurance                  COM              404132102   418905   15515          Sole             Sole      0    0
BorgWarner                     COM              099724106   412738   12595          Sole             Sole      0    0
Tidewater                      COM              886423102   409940    7405          Sole             Sole      0    0
Xilinx                         COM              983919101   379890   16200          Sole             Sole      0    0
United Technologies            COM              913017109   357957    5960          Sole             Sole      0    0
M&T Capital Trust IV 8.50% PFD COM              55292c203   350462   16350          Sole             Sole      0    0
(c013113)
Citigroup                      COM              172967101   338517   16505          Sole             Sole      0    0
Temple Inland                  COM              879868107   305200   20000          Sole             Sole      0    0
Covidien                       COM              g2552x108   289551    5386          Sole             Sole      0    0
Comcast Corp 7.00% Pfd         COM              20030n408   264132   13800          Sole             Sole      0    0
(c091511@25)
Clorox                         COM              189054109   260790    4160          Sole             Sole      0    0
Transocean                     COM              G90073100   250764    2283          Sole             Sole      0    0